THOMPSON ATLANTA  BRUSSELS  CINCINNATI  CLEVELAND  COLUMBUS  DAYTON  NEW YORK   WASHINGTON, D.C.

       HINE

June 2, 2009

Securities and Exchange Commission

Public Filing Desk

Judiciary Plaza

450 5th Street, N.W.

Washington D.C. 20549

Re: Birmiwal Investment Trust, File Nos. 333-102801 and 811-21289

Ladies and Gentlemen:

On behalf of Birmiwal Investment Trust, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 8 to the Trust’s Registration Statement (the “Amendment”).  The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act of 1933 with respect to the Birmiwal Oasis Fund (the "Fund").  The main purpose of the filing is to modify the principal investment strategy of the Fund.

If you have any questions, please contact Marc Collins at (513)-352-6774.

Very truly yours,

/s/Thompson Hine

THOMPSON HINE LLP